Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Components Of Lease Expense
The components of operating lease cost for the years ended December 31, 2025, 2024 and 2023 were as follows:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2025	2024	2023
	(U.S. $ in millions)	(U.S. $ in millions)	(U.S. $ in millions)
Operating lease cost:
Fixed payments and variable payments that depend on an index or rate	116	123	132
Variable lease payments not included in the lease liability	16	16	5
Short-term lease cost	4	3	3

	$136	$142	$139

Supplemental cash flow information related to leases
Supplemental cash flow information related to operating leases was as follows:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2025	2024	2023
	(U.S. $ in millions)	(U.S. $ in millions)	(U.S. $ in millions)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$136	$143	$141
Right-of-use assets obtained in exchange for lease obligations (non-cash):
Operating leases	$65	$137	$121

Supplemental Balance Sheet Information Related To Leases
Supplemental balance sheet information related to operating leases was as follows:

	December 31,	December 31,
	2025	2024
	(U.S. $ in millions)	(U.S. $ in millions)
Operating leases:
Operating lease ROU assets	$345	$367

Other current liabilities	94	87
Operating lease liabilities	288	296

Total operating lease liabilities	$382	$383

	December 31,	December 31,
	2025	2024
Weighted average remaining lease term
Operating leases	5.7 years	6.1 years
Weighted average discount rate
Operating leases	6.9%	6.5%

Maturities of lease liabilities
Maturities of operating lease liabilities were as follows:

December 31,
2025
(U.S. $ in millions)
2026	116
2027	97
2028	71
2029	50
2030 and thereafter	105

Total operating lease payments	$439

Less: imputed interest	57

Present value of lease liabilities	$382